KAIXIN DECONSOLIDATION - Schedule of condensed statement of operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major classes of line items constituting pretax profit of discontinued operations
Revenues	$ 32,219	$ 18,106	$ 15,085
Interest expenses	(51)	(303)	(566)
Other income, net	792	3,543	1,523
Income from the operations of the discontinued operations, net of tax	(10,896)	(5,320)	(69,068)
Loss from the operations of the discontinued operations, net of tax	112,771	(5,320)	(69,068)
Gain on deconsolidation of the subsidiaries, net of tax	123,667	0	0
KaixinAutoHoldingsMember
Major classes of line items constituting pretax profit of discontinued operations
Net revenues	3,791	33,160	334,697
Cost of revenues	(3,766)	(32,160)	(340,174)
Selling, research and development, and general and administrative expenses	(9,953)	(7,256)	(53,866)
Other income	43	586	840
Interest income		5	69
Interest expenses	(257)	(1,183)	(4,057)
Impairment of goodwill			74,091
Impairment of long-term investments	(646)
Fair value change of contingent consideration			65,594
Loss from the operations of the discontinued operations, before income tax	(10,788)	(6,848)	(70,988)
Income tax benefit (expenses)	(108)	1,528	1,920
Loss from the operations of the discontinued operations, net of tax	(10,896)	(5,320)	(69,068)
Gain on deconsolidation of the subsidiaries, net of tax	123,667
(Loss) gain from the discontinued operations, net of tax	$ 112,771	$ (5,320)	$ (69,068)